Organization and basis of presentation	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and basis of presentation	Organization and basis of presentation
Description of business
trivago N.V., (“trivago” the “Company,” “us,” “we” and “our”) and its subsidiaries offer online metasearch for hotel and accommodation through online travel agencies (“OTAs”), hotel chains and independent hotels. Our search-driven marketplace, delivered on websites and apps, provides users with a tailored search experience via our proprietary matching algorithms. We generally employ a ‘cost-per-click’ (or “CPC”) pricing structure, allowing advertisers to control their own return on investment and the volume of lead traffic we generate for them or a ‘cost-per-acquisition’ (or “CPA”) pricing structure, whereby an advertiser pays us a percentage of the booking revenues that ultimately result from a referral.
During 2013, the Expedia Group, Inc. (formerly Expedia, Inc., the "Parent" or "Expedia Group") completed the purchase of a controlling interest in the Company. As of December 31, 2024, Expedia Group’s ownership interest and voting interest in trivago N.V. is 59.5% and 84.0%, respectively, and 60.0% and 84.1%, respectively, as of December 31, 2023.
Basis of presentation
Unless otherwise specified, “the Company” refers to trivago N.V. and its respective subsidiaries throughout the remainder of these notes.
These consolidated financial statements reflect Expedia Group’s basis of accounting due to the change in control in 2013 when Expedia Group acquired a controlling ownership in trivago, as we elected the option to apply pushdown accounting in the period in which the change in control event occurred.
Certain amounts previously reported in the consolidated financial statements have been reclassified in the accompanying consolidated financial statements to conform to the current period's presentation, primarily to separately present equity method investments, which were previously classified as investments and other assets on the balance sheets.
Seasonality
We experience seasonal fluctuations in the demand for our services as a result of seasonal patterns in travel. For example, searches and consequently our revenue are generally the highest in the first three quarters as travelers plan and book their spring, summer and winter holiday travel. Our revenue typically decreases in the fourth quarter. Seasonal fluctuations affecting our revenue also affect the timing of our cash flows. We typically invoice once per month, with customary payment terms. Therefore, our cash flow varies seasonally with a slight delay to our revenue, and is significantly affected by the timing of our advertising spending. Changes in the relative revenue share of our offerings in countries and areas where seasonal travel patterns vary from those described above may influence the typical trend of our seasonal patterns in the future.